NON-FINANCIAL ASSETS AND LIABILITIES (Details Narrative) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Provisions	$ 73.8
Judicial costs and expenses	21.7
Provision for the additional income tax liabilities	69.0
Non current income tax and minimum notional income tax provision	6.0
Pension And Retirement Benefits Plan [Member]
IfrsStatementLineItems [Line Items]
Net Liabilities	20.0	$ 10.0	$ 17.0
Compensatory Plan [Member]
IfrsStatementLineItems [Line Items]
Net Liabilities	17.0	10.0	$ 17.0
Oil Gas Segment [Member]
IfrsStatementLineItems [Line Items]
Recoginition of impairment losses	$ 34.1	$ 37.7